Goodwill (Tables)	12 Months Ended
Dec. 31, 2018
Goodwill And Intangible Assets Disclosure [Abstract]
Schedule of Changes in Carrying Amount of Goodwill

The Group has two reporting units that carry goodwill. The changes in carrying amount of goodwill for the years ended December 31, 2017 and 2018 were as follows:

	As of December 31,
	2017	2018
	RMB	RMB
Costs:
Beginning balance	346,972	1,152,913
Acquisition of subsidiaries and schools	805,941	90,904
Ending balance	1,152,913	1,243,817
Goodwill impairment loss	—	—
Goodwill, net	1,152,913	1,243,817